Shareholder Report, Holdings (Details) - C000262359	Mar. 31, 2026
AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	32.70%
AA/Aa
Holdings [Line Items]
Percent of Total Investments	67.30%
U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	93.00%
Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.00%